Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of reconciliation of numerator and denominator for basic and diluted earnings per share
Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations for the years ended December 31:

	2025	2024	2023
Numerator:
Net income attributable to common shareholders	$1,111	$1,051	$944

Denominator:
Weighted average common shares outstanding—Basic	195	195	193
Effect of dilutive common stock equivalents	—	—	—
Effect of dilutive forward sale agreements	—	—	—

Weighted average common shares outstanding—Diluted	195	195	193